UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22957

Invesco Management Trust

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 2/28/21

ITEM 1.	Report to Stockholders.

Semiannual Report to Shareholders	February 28, 2021
Invesco Conservative Income Fund
Nasdaq:
A: ICIVX ∎ Y: ICIYX ∎ Institutional: ICIFX ∎ R6: ICIRX

2	Fund Performance
3	Schedule of Investments
13	Financial Statements
16	Financial Highlights
17	Notes to Financial Statements
22	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 8/31/20 to 2/28/21
Class A Shares	0.12%
Class Y Shares	0.20
Institutional Class Shares	0.19
Class R6 Shares	0.09
ICE BofAML US Treasury Bill Index▼ (Broad Market/Style-Specific Index)	0.06
Lipper Ultra Short Obligations Funds Index∎ (Peer Group Index)	0.50
Source(s): ▼Bloomberg L.P.; ∎ Lipper Inc.
The ICE BofAML US Treasury Bill Index tracks the performance of US dollar denominated US Treasury bills publicly issued in the US domestic market.
The Lipper Ultra Short Obligation Funds Index is an unmanaged index considered representative of ultra-short funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 2/28/21
Class A Shares
Inception	1.38%
5 Years	1.72
1 Year	1.13
Class Y Shares
Inception	1.47%
5 Years	1.81
1 Year	1.17
Institutional Class Shares
Inception (7/1/14)	1.47%
5 Years	1.81
1 Year	1.17
Class R6 Shares
Inception	1.49%
5 Years	1.83
1 Year	1.27

Class A shares incepted on April 2, 2018. Performance shown prior to that date is that of Institutional Class shares restated to reflect the higher 12b-1 fees applicable to Class A shares.

Class Y shares incepted on December 10, 2019. Performance shown prior to that date is that of Institutional Class shares and includes the 12b-1 fees applicable to Institutional Class shares.

Class R6 shares incepted on May 15, 2020. Performance shown prior to that date is that of Institutional Class shares and includes the 12b-1 fees applicable to Institutional Class shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance.

Performance figures reflect reinvested distributions and changes in net asset value unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A, Class Y, Institutional Class and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

2                    Invesco Conservative Income Fund

Schedule of Investments

February 28, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Dollar Denominated Bonds & Notes-48.22%(a)
Agricultural & Farm Machinery-0.43%
John Deere Capital Corp., Series B (3 mo. USD LIBOR + 0.40%)(b)	0.63%	06/07/2021	$9,638	$9,648,888
John Deere Capital Corp.	1.20%	04/06/2023	2,687	2,737,727
John Deere Capital Corp.	2.88%	03/12/2021	5,000	5,003,764
				17,390,379

Application Software-0.12%
Intuit, Inc.	0.65%	07/15/2023	5,000	5,039,459

Automobile Manufacturers-2.34%
American Honda Finance Corp., Series 2019-B, Class A2B (3 mo. USD LIBOR + 0.35%)(b)	0.57%	06/11/2021	5,625	5,630,534
American Honda Finance Corp. (3 mo. USD LIBOR + 0.37%)(b)	0.57%	05/10/2023	15,000	15,068,718
BMW US Capital LLC (Germany)(c)	2.00%	04/11/2021	34,775	34,790,825
Hyundai Capital America (3 mo. USD LIBOR + 0.94%)(b)(c)	1.17%	07/08/2021	5,000	5,008,874
Toyota Motor Credit Corp.	0.45%	07/22/2022	6,801	6,824,542
Toyota Motor Credit Corp.	0.50%	08/14/2023	17,605	17,664,522
Toyota Motor Credit Corp.	2.60%	01/11/2022	6,000	6,117,759
Volkswagen Group of America Finance LLC (Germany)(c)	2.50%	09/24/2021	3,500	3,542,646
				94,648,420

Biotechnology-1.85%
AbbVie, Inc. (3 mo. USD LIBOR + 0.46%)(b)	0.64%	11/19/2021	28,777	28,851,257
AbbVie, Inc.	5.00%	12/15/2021	35,035	35,898,360
Gilead Sciences, Inc.	0.75%	09/29/2023	9,999	10,023,400
				74,773,017

Cable & Satellite-0.21%
NBCUniversal Enterprise, Inc. (3 mo. USD LIBOR + 0.40%)(b)(c)	0.64%	04/01/2021	8,400	8,403,614

Construction Machinery & Heavy Trucks-0.73%
Caterpillar Financial Services Corp. (3 mo. USD LIBOR + 0.20%)(b)	0.40%	11/12/2021	9,524	9,536,311
Caterpillar Financial Services Corp. (3 mo. USD LIBOR + 0.22%)(b)	0.46%	01/06/2022	4,938	4,946,849
Caterpillar Financial Services Corp., Series I (3 mo. USD LIBOR + 0.39%)(b)	0.58%	05/17/2021	15,000	15,011,503
				29,494,663

Consumer Finance-1.21%
American Express Co. (3 mo. USD LIBOR + 0.53%)(b)	0.72%	05/17/2021	4,117	4,119,570
American Express Co. (3 mo. USD LIBOR + 0.60%)(b)	0.80%	11/05/2021	18,663	18,725,313
Capital One Bank USA N.A.(d)	2.01%	01/27/2023	10,715	10,872,139
Capital One N.A.	2.25%	09/13/2021	15,000	15,138,933
				48,855,955

Data Processing & Outsourced Services-0.43%
Fidelity National Information Services, Inc.	0.38%	03/01/2023	3,572	3,572,326
PayPal Holdings, Inc.	1.35%	06/01/2023	9,687	9,890,164
PayPal Holdings, Inc.	2.20%	09/26/2022	4,013	4,128,875
				17,591,365

Department Stores-0.17%
7-Eleven, Inc.(c)	0.63%	02/10/2023	6,864	6,877,132

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3                    Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks-20.53%
ABN AMRO Bank N.V. (Netherlands) (3 mo. USD LIBOR + 0.57%)(b)(c)	0.76%	08/27/2021	$18,221	$18,276,020
Australia & New Zealand Banking Group Ltd. (Australia) (3 mo. USD LIBOR + 0.49%)(b)(c)	0.67%	11/21/2022	11,163	11,239,791
Australia & New Zealand Banking Group Ltd. (Australia)	3.30%	05/17/2021	6,000	6,038,924
Bank of America Corp. (3 mo. USD LIBOR + 0.65%)(b)	0.90%	06/25/2022	9,600	9,619,820
Bank of America Corp.	2.50%	10/21/2022	14,418	14,619,155
Bank of America Corp.	3.30%	01/11/2023	18,000	19,010,954
Bank of America Corp.	4.10%	07/24/2023	5,000	5,442,988
Bank of Montreal (Canada)	0.45%	12/08/2023	14,815	14,857,207
Bank of Montreal (Canada), Series D (3 mo. USD LIBOR + 0.46%)(b)	0.68%	04/13/2021	5,000	5,002,966
Bank of Montreal (Canada)	1.90%	08/27/2021	6,565	6,619,961
Bank of Montreal (Canada)	2.90%	03/26/2022	14,189	14,593,342
Bank of Nova Scotia (The) (Canada)	1.63%	05/01/2023	15,000	15,410,818
Bank of Nova Scotia (The) (Canada)	2.00%	11/15/2022	9,000	9,253,547
Banque Federative du Credit Mutuel S.A. (France)(c)	0.65%	02/27/2024	18,335	18,339,706
Banque Federative du Credit Mutuel S.A. (France)(c)	2.13%	11/21/2022	7,050	7,270,192
Banque Federative du Credit Mutuel S.A. (France)(c)	2.70%	07/20/2022	5,000	5,164,921
Banque Federative du Credit Mutuel S.A. (France)(c)	3.75%	07/20/2023	7,100	7,659,211
Canadian Imperial Bank of Commerce (Canada)	0.50%	12/14/2023	11,429	11,444,354
Canadian Imperial Bank of Commerce (Canada) (3 mo. USD LIBOR + 0.72%)(b)	0.94%	06/16/2022	6,732	6,792,776
Canadian Imperial Bank of Commerce (Canada)	0.95%	06/23/2023	17,045	17,246,328
Citigroup, Inc.(d)	2.88%	07/24/2023	11,030	11,397,021
Commonwealth Bank of Australia (Australia)(c)	2.00%	09/06/2021	4,371	4,411,678
Commonwealth Bank of Australia (Australia)(c)	2.75%	03/10/2022	10,500	10,771,362
Cooperatieve Rabobank U.A. (Netherlands)	0.38%	01/12/2024	12,000	12,018,529
Cooperatieve Rabobank U.A. (Netherlands) (3 mo. USD LIBOR + 0.43%)(b)	0.65%	04/26/2021	6,275	6,279,543
Cooperatieve Rabobank U.A. (Netherlands)	2.75%	01/10/2023	8,450	8,831,569
Credit Agricole Corporate & Investment Bank S.A. (France) (3 mo. USD LIBOR + 0.40%)(b)(c)	0.60%	05/03/2021	10,000	10,006,560
Credit Agricole S.A. (France) (3 mo. USD LIBOR + 1.18%)(b)(c)	1.42%	07/01/2021	10,000	10,038,090
JPMorgan Chase & Co.	3.25%	09/23/2022	12,000	12,560,447
Lloyds Bank PLC (United Kingdom) (3 mo. USD LIBOR + 0.49%)(b)	0.68%	05/07/2021	3,261	3,263,766
Lloyds Banking Group PLC (United Kingdom)	3.00%	01/11/2022	18,805	19,237,814
Lloyds Banking Group PLC (United Kingdom)	4.05%	08/16/2023	18,790	20,397,656
Mitsubishi UFJ Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 0.65%)(b)	0.87%	07/26/2021	12,372	12,403,365
Mitsubishi UFJ Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 0.79%)(b)	1.01%	07/25/2022	814	821,452
Mitsubishi UFJ Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 1.06%)(b)	1.28%	09/13/2021	5,000	5,027,132
Mitsubishi UFJ Financial Group, Inc. (Japan)	2.95%	03/01/2021	9,621	9,621,000
Mitsubishi UFJ Financial Group, Inc. (Japan)	3.76%	07/26/2023	10,955	11,803,112
Mizuho Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 0.94%)(b)	1.13%	02/28/2022	15,702	15,838,665
MUFG Union Bank N.A.	2.10%	12/09/2022	4,500	4,634,459
MUFG Union Bank N.A.	3.15%	04/01/2022	7,500	7,711,703
National Australia Bank Ltd. (Australia) (3 mo. USD LIBOR + 0.71%)(b)(c)	0.90%	11/04/2021	20,000	20,095,311
National Bank of Canada (Canada)(d)	0.90%	08/15/2023	5,000	5,038,301
National Bank of Canada (Canada)	2.10%	02/01/2023	15,000	15,493,338
Nordea Bank Abp (Finland)(c)	1.00%	06/09/2023	7,408	7,518,465
Nordea Bank Abp (Finland)(c)	4.88%	05/13/2021	12,000	12,105,964
PNC Bank N.A.(d)	2.03%	12/09/2022	15,000	15,201,856
PNC Bank N.A.(d)	2.23%	07/22/2022	17,000	17,134,257
Royal Bank of Canada (Canada)	0.50%	10/26/2023	11,764	11,793,886
Royal Bank of Canada (Canada) (3 mo. USD LIBOR + 0.47%)(b)	0.68%	04/29/2022	10,000	10,048,233
Royal Bank of Canada (Canada)	1.60%	04/17/2023	20,000	20,519,176
Skandinaviska Enskilda Banken AB (Sweden)(c)	0.55%	09/01/2023	13,515	13,547,233
Skandinaviska Enskilda Banken AB (Sweden) (3 mo. USD LIBOR + 0.43%)(b)(c)	0.62%	05/17/2021	5,000	5,004,749
Skandinaviska Enskilda Banken AB (Sweden)(c)	3.05%	03/25/2022	12,000	12,351,180
Standard Chartered PLC (United Kingdom)(c)(d)	1.32%	10/14/2023	4,546	4,593,324
Sumitomo Mitsui Banking Corp. (Japan) (3 mo. USD LIBOR + 0.35%)(b)	0.57%	07/16/2021	20,000	20,027,809
Sumitomo Mitsui Financial Group, Inc. (Japan)	0.51%	01/12/2024	1,364	1,364,465

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                    Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks-(continued)
Sumitomo Mitsui Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 1.11%)(b)	1.34%	07/14/2021	$6,200	$6,225,085
Sumitomo Mitsui Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 1.14%)(b)	1.36%	10/19/2021	4,275	4,305,310
Sumitomo Mitsui Trust Bank Ltd. (Japan)(c)	0.80%	09/12/2023	11,103	11,226,813
Svenska Handelsbanken AB (Sweden)(c)	0.63%	06/30/2023	11,429	11,500,023
Svenska Handelsbanken AB (Sweden) (3 mo. USD LIBOR + 1.15%)(b)	1.39%	03/30/2021	10,000	10,009,326
Swedbank AB (Sweden)(c)	0.60%	09/25/2023	12,121	12,153,363
Swedbank AB (Sweden)(c)	1.30%	06/02/2023	12,000	12,232,116
Toronto-Dominion Bank (The) (Canada)	0.45%	09/11/2023	20,000	20,046,512
Toronto-Dominion Bank (The) (Canada) (SOFR + 0.48%)(b)	0.52%	01/27/2023	9,108	9,159,188
Toronto-Dominion Bank (The) (Canada) (3 mo. USD LIBOR + 0.35%)(b)	0.57%	07/22/2022	10,000	10,020,490
Toronto-Dominion Bank (The) (Canada) (3 mo. USD LIBOR + 0.43%)(b)	0.65%	06/11/2021	10,000	10,012,372
Toronto-Dominion Bank (The) (Canada)	0.75%	06/12/2023	15,000	15,148,484
Toronto-Dominion Bank (The) (Canada) (3 mo. USD LIBOR + 0.90%)(b)	1.13%	07/13/2021	4,225	4,238,210
U.S. Bank N.A. (3 mo. USD LIBOR + 0.32%)(b)	0.54%	04/26/2021	12,500	12,503,341
U.S. Bank N.A. (3 mo. USD LIBOR + 0.38%)(b)	0.57%	11/16/2021	3,000	3,006,836
U.S. Bank N.A. (3 mo. USD LIBOR + 0.44%)(b)	0.62%	05/23/2022	10,000	10,047,961
United Overseas Bank Ltd. (Singapore) (3 mo. USD LIBOR + 0.48%)(b)(c)	0.70%	04/23/2021	4,700	4,702,598
Wells Fargo & Co.	2.63%	07/22/2022	8,810	9,092,813
Wells Fargo & Co.	4.60%	04/01/2021	15,000	15,053,224
Wells Fargo Bank N.A.(d)	2.90%	05/27/2022	12,500	12,577,850
Westpac Banking Corp. (Australia) (3 mo. USD LIBOR + 0.85%)(b)	1.03%	08/19/2021	6,991	7,017,820
Westpac Banking Corp. (Australia)	2.00%	01/13/2023	7,499	7,739,813
				830,834,999

Diversified Capital Markets-2.03%
Credit Suisse AG (Switzerland) (SOFR + 0.45%)(b)	0.49%	02/04/2022	15,000	15,038,269
Credit Suisse AG (Switzerland)	0.50%	02/02/2024	14,000	13,998,038
Credit Suisse AG (Switzerland)	1.00%	05/05/2023	13,636	13,821,084
Credit Suisse AG (Switzerland)	3.00%	10/29/2021	11,391	11,593,286
Macquarie Bank Ltd. (Australia) (3 mo. USD LIBOR + 0.45%)(b)(c)	0.63%	11/24/2021	15,000	15,042,328
UBS AG (Switzerland)(c)	0.45%	02/09/2024	12,536	12,518,924
				82,011,929

Electric Utilities-1.71%
American Electric Power Co., Inc., Series M	0.75%	11/01/2023	4,557	4,565,122
Duke Energy Corp. (3 mo. USD LIBOR + 0.50%)(b)(c)	0.70%	05/14/2021	18,000	18,017,291
Duke Energy Florida LLC, Series A (3 mo. USD LIBOR + 0.25%)(b)	0.44%	11/26/2021	5,000	5,006,874
Duke Energy Progress LLC, Series A (3 mo. USD LIBOR + 0.18%)(b)	0.37%	02/18/2022	9,756	9,756,063
NextEra Energy Capital Holdings, Inc. (3 mo. USD LIBOR + 0.48%)(b)	0.67%	05/04/2021	9,156	9,163,583
NextEra Energy Capital Holdings, Inc.	2.90%	04/01/2022	9,107	9,362,145
Southern California Edison Co., Series D (3 mo. USD LIBOR + 0.27%)(b)	0.45%	12/03/2021	13,493	13,504,874
				69,375,952

Financial Exchanges & Data-0.12%
Intercontinental Exchange, Inc.	0.70%	06/15/2023	4,939	4,966,545
Food Retail-0.49%
Nestle Holdings, Inc.(c)	0.38%	01/15/2024	20,000	19,946,873
Gas Utilities-0.36%
CenterPoint Energy Resources Corp. (3 mo. USD LIBOR + 0.50%)(b)	0.68%	03/02/2023	14,493	14,493,000
Industrial Conglomerates-0.27%
Honeywell International, Inc. (3 mo. USD LIBOR + 0.23%)(b)	0.41%	08/19/2022	5,095	5,099,697
Siemens Financieringsmaatschappij N.V. (Germany)(c)	2.70%	03/16/2022	5,530	5,673,893
				10,773,590

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                    Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Integrated Oil & Gas-1.25%
BP Capital Markets America, Inc.	2.94%	04/06/2023	$23,220	$24,475,250
Exxon Mobil Corp.	1.57%	04/15/2023	12,409	12,723,549
Shell International Finance B.V. (Netherlands)	0.38%	09/15/2023	13,333	13,338,500
				50,537,299

Investment Banking & Brokerage-1.93%
Goldman Sachs Group, Inc. (The)	0.48%	01/27/2023	6,250	6,251,824
Goldman Sachs Group, Inc. (The)(d)	0.63%	11/17/2023	13,889	13,936,577
Goldman Sachs Group, Inc. (The)	5.25%	07/27/2021	7,766	7,923,426
Goldman Sachs Group, Inc. (The)	5.75%	01/24/2022	15,000	15,731,165
Morgan Stanley(d)	0.56%	11/10/2023	7,999	8,012,136
Morgan Stanley (SOFR + 0.83%)(b)	0.89%	06/10/2022	12,000	12,021,699
Morgan Stanley (3 mo. USD LIBOR + 1.40%)(b)	1.62%	04/21/2021	14,096	14,124,779
				78,001,606

IT Consulting & Other Services-0.25%
International Business Machines Corp. (3 mo. USD LIBOR + 0.40%)(b)	0.59%	05/13/2021	10,000	10,008,100

Life & Health Insurance-4.64%
AIG Global Funding(c)	0.45%	12/08/2023	10,714	10,727,894
AIG Global Funding (3 mo. USD LIBOR + 0.46%)(b)(c)	0.71%	06/25/2021	2,000	2,002,942
AIG Global Funding(c)	0.80%	07/07/2023	7,317	7,386,947
AIG Global Funding, Series 2019-A2, Class A(c)	2.30%	07/01/2022	5,000	5,132,839
Athene Global Funding(c)	0.95%	01/08/2024	10,000	10,023,686
Athene Global Funding(c)	1.20%	10/13/2023	17,232	17,442,814
Athene Global Funding(c)	2.80%	05/26/2023	4,927	5,163,495
Jackson National Life Global Funding (SOFR + 0.60%)(b)(c)	0.65%	01/06/2023	10,000	10,064,948
Jackson National Life Global Funding(c)	2.10%	10/25/2021	10,350	10,477,988
Jackson National Life Global Funding(c)	3.30%	02/01/2022	10,000	10,281,351
MET Tower Global Funding (SOFR + 0.55%)(b)(c)	0.60%	01/17/2023	10,000	10,069,026
Metropolitan Life Global Funding I(c)	0.40%	01/07/2024	11,111	11,087,264
Metropolitan Life Global Funding I (SOFR + 0.57%)(b)(c)	0.62%	01/13/2023	3,749	3,774,585
Metropolitan Life Global Funding I(c)	0.90%	06/08/2023	9,524	9,633,736
New York Life Global Funding (3 mo. USD LIBOR + 0.32%)(b)(c)	0.51%	08/06/2021	3,335	3,339,421
New York Life Global Funding (3 mo. USD LIBOR + 0.44%)(b)(c)	0.66%	07/12/2022	8,889	8,947,742
New York Life Global Funding(c)	1.10%	05/05/2023	3,244	3,295,712
New York Life Global Funding(c)	2.00%	04/13/2021	5,125	5,135,695
New York Life Global Funding(c)	2.30%	06/10/2022	5,000	5,141,879
Pacific Life Global Funding II(c)	0.50%	09/23/2023	13,636	13,670,129
Protective Life Global Funding(c)	0.47%	01/12/2024	20,000	19,935,816
Protective Life Global Funding(c)	0.63%	10/13/2023	5,082	5,114,534
				187,850,443

Movies & Entertainment-0.12%
Walt Disney Co. (The) (3 mo. USD LIBOR + 0.25%)(b)	0.44%	09/01/2021	4,762	4,767,312

Oil & Gas Refining & Marketing-0.56%
Phillips 66	0.90%	02/15/2024	7,814	7,824,776
Phillips 66	3.70%	04/06/2023	14,000	14,916,395
				22,741,171

Oil & Gas Storage & Transportation-0.09%
Enbridge, Inc. (Canada) (SOFR + 0.40%)(b)	0.42%	02/17/2023	3,571	3,579,696

Other Diversified Financial Services-1.72%
Daimler Finance North America LLC (Germany)(c)	2.55%	08/15/2022	25,000	25,742,945
Daimler Finance North America LLC (Germany)(c)	2.85%	01/06/2022	8,441	8,621,352
MassMutual Global Funding II(c)	0.85%	06/09/2023	14,150	14,312,094
MassMutual Global Funding II(c)	2.50%	04/13/2022	7,500	7,688,783
USAA Capital Corp.(c)	1.50%	05/01/2023	12,960	13,292,638
				69,657,812

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                    Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Personal Products-0.10%
Unilever Capital Corp. (United Kingdom)	0.38%	09/14/2023	$3,917	$3,934,065
Pharmaceuticals-0.80%
Bayer US Finance II LLC (Germany) (3 mo. USD LIBOR + 0.63%)(b)(c)	0.88%	06/25/2021	6,798	6,807,748
Bayer US Finance II LLC (Germany)(c)	3.88%	12/15/2023	9,000	9,786,868
Bristol-Myers Squibb Co.	0.54%	11/13/2023	12,500	12,530,503
GlaxoSmithKline Capital PLC (United Kingdom) (3 mo. USD LIBOR + 0.35%)(b)	0.54%	05/14/2021	3,378	3,380,501
				32,505,620

Regional Banks-2.07%
Citizens Bank N.A. (3 mo. USD LIBOR + 0.72%)(b)	0.92%	02/14/2022	5,000	5,023,284
Citizens Bank N.A.	3.25%	02/14/2022	2,548	2,613,710
Fifth Third Bancorp	3.65%	01/25/2024	11,000	11,934,789
Fifth Third Bank	1.80%	01/30/2023	7,143	7,352,480
Fifth Third Bank	3.35%	07/26/2021	4,999	5,048,174
Huntington National Bank (The)	3.13%	04/01/2022	2,682	2,757,503
KeyBank N.A. (3 mo. USD LIBOR + 0.66%)(b)	0.87%	02/01/2022	11,539	11,604,047
KeyBank N.A.	1.25%	03/10/2023	10,901	11,106,029
KeyBank N.A.	2.30%	09/14/2022	5,500	5,675,464
KeyCorp	5.10%	03/24/2021	3,750	3,761,271
Truist Bank (3 mo. USD LIBOR + 0.59%)(b)	0.78%	05/17/2022	14,167	14,257,463
Truist Financial Corp. (3 mo. USD LIBOR + 0.65%)(b)	0.89%	04/01/2022	2,500	2,514,513
				83,648,727

Semiconductors-0.14%
QUALCOMM, Inc.	3.00%	05/20/2022	5,515	5,703,671
Soft Drinks-0.10%
PepsiCo, Inc.	0.40%	10/07/2023	4,278	4,296,110
Systems Software-0.18%
Oracle Corp.	2.50%	10/15/2022	7,000	7,254,460
Technology Hardware, Storage & Peripherals-0.25%
Apple, Inc.	0.75%	05/11/2023	10,009	10,104,075
Thrifts & Mortgage Finance-0.86%
Nationwide Building Society (United Kingdom)(c)	0.55%	01/22/2024	18,195	18,173,084
Nationwide Building Society (United Kingdom)(c)	2.00%	01/27/2023	8,571	8,841,550
Nationwide Building Society (United Kingdom)(c)	2.45%	07/27/2021	7,800	7,867,829
				34,882,463

Trucking-0.16%
Aviation Capital Group LLC (3 mo. USD LIBOR + 0.95%)(b)(c)	1.14%	06/01/2021	6,383	6,378,515
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,939,972,975)				1,951,328,037

Commercial Paper-38.14%(e)
Asset-Backed Securities - Fully Supported Bank-0.62%
Mountcliff Funding LLC(c)	0.23%	09/07/2021	25,000	24,973,864

Automobile Manufacturers-3.13%
Harley-Davidson Financial Services, Inc.(c)	0.56%-0.58%	03/03/2021	24,100	24,099,180
Harley-Davidson Financial Services, Inc.(c)	0.58%	04/06/2021	2,700	2,698,918
Hyundai Capital America(c)	0.38%	03/23/2021	40,000	39,995,333
Volkswagen Group of America Finance LLC (Germany)(c)	0.52%	11/08/2021	20,000	19,924,633
VW Credit, Inc. (Germany)(c)	0.25%	04/16/2021	40,000	39,988,730
				126,706,794

Commodity Chemicals-0.29%
Cabot Corp.(c)	0.27%	03/10/2021	11,700	11,699,411

Consumer Finance-1.20%
General Motors Financial Co., Inc.(c)	0.48%	03/01/2021	10,000	9,999,751
General Motors Financial Co., Inc.(c)	0.40%	04/12/2021	13,500	13,491,816

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                    Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Consumer Finance-(continued)
General Motors Financial Co., Inc.(c)	0.42%	05/03/2021	$25,000	$24,975,937
				48,467,504

Data Processing & Outsourced Services-0.85%
Fidelity National Information Services, Inc.(c)	0.30%	03/15/2021	10,000	9,999,254
Fidelity National Information Services, Inc.(c)	0.28%	03/17/2021	24,500	24,497,931
				34,497,185

Diversified Banks-2.59%
Barclays Bank PLC (United Kingdom)	0.32%	03/22/2021	35,000	34,996,850
BPCE S.A. (France)(c)	0.30%	08/03/2021	22,500	22,484,398
HSBC Bank PLC (United Kingdom)(c)	0.27%	02/01/2022	25,000	24,945,930
HSBC USA, Inc.(c)	0.37%	05/19/2021	6,500	6,496,269
HSBC USA, Inc.(c)	0.38%	10/22/2021	16,000	15,963,930
				104,887,377

Diversified Capital Markets-3.27%
Enel Finance America LLC(c)	0.35%	07/22/2021	15,000	14,982,237
Enel Finance America LLC(c)	0.42%	02/18/2022	35,000	34,842,972
White Plains Capital Co. LLC(c)	1.01%	04/06/2021	16,000	15,992,495
White Plains Capital Co. LLC(c)	1.01%	04/13/2021	18,800	18,789,767
White Plains Capital Co. LLC(c)	0.75%	10/13/2021	25,000	24,939,887
White Plains Capital Co. LLC(c)	0.79%	10/27/2021	10,500	10,473,068
White Plains Capital Co. LLC(c)	0.79%	11/16/2021	12,500	12,464,933
				132,485,359

Diversified Metals & Mining-1.11%
Glencore Funding LLC (Australia)(c)	0.57%	03/08/2021	10,000	9,999,481
Glencore Funding LLC (Australia)(c)	0.32%	03/25/2021	35,000	34,991,425
				44,990,906

Diversified Support Services-0.21%
Brookfield BRP Holdings Canada, Inc. (Canada)	0.34%-0.34%	03/29/2021	8,300	8,298,735

Drug Retail-0.44%
Walgreens Boots Alliance, Inc.(c)	0.32%	05/07/2021	18,000	17,990,830

Electric Utilities-2.81%
Electricite de France S.A. (France)(c)	0.24%	06/07/2021	13,000	12,991,283
Electricite de France S.A. (France)(c)	0.26%	06/28/2021	28,000	27,976,752
Entergy Corp.(c)	0.23%	05/19/2021	22,650	22,636,999
Entergy Corp.(c)	0.26%	06/07/2021	30,000	29,978,117
Exelon Generation Co. LLC(c)	0.24%	03/24/2021	20,000	19,997,544
				113,580,695

Environmental & Facilities Services-0.67%
Waste Management, Inc.(c)	0.40%	08/16/2021	27,000	26,966,783

Financial Exchanges & Data-1.46%
Intercontinental Exchange, Inc.(c)	0.35%	03/02/2021	25,000	24,999,150
Intercontinental Exchange, Inc.(c)	0.21%	03/09/2021	12,000	11,998,842
Intercontinental Exchange, Inc.(c)	0.32%	03/23/2021	10,000	9,997,685
Intercontinental Exchange, Inc.(c)	0.38%	05/12/2021	12,000	11,990,628
				58,986,305

Gas Utilities-0.76%
WGL Holdings, Inc.(c)	0.32%	03/09/2021	10,000	9,999,581
WGL Holdings, Inc.(c)	0.33%	03/11/2021	2,700	2,699,867
WGL Holdings, Inc.(c)	0.30%	03/23/2021	4,800	4,799,523
WGL Holdings, Inc.(c)	0.35%	03/29/2021	11,000	10,998,617

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                    Invesco Conservative Income Fund

	Interest Rate		Maturity Date	Principal Amount (000)	Value
Gas Utilities-(continued)
WGL Holdings, Inc.(c)	0.30%		04/09/2021	$2,100	$2,099,625
					30,597,213

General Merchandise Stores-0.37%
Dollarama, Inc. (Canada)(c)	0.22%		04/09/2021	15,000	14,996,588

Health Care Facilities-0.31%
CommonSpirit Health; Series A	0.36%		03/11/2021	12,380	12,379,611

Integrated Oil & Gas-2.29%
Eni Finance USA, Inc. (Italy)(c)	0.26%		04/07/2021	20,000	19,995,289
Eni Finance USA, Inc. (Italy)(c)	0.26%		04/19/2021	4,400	4,398,417
Eni Finance USA, Inc. (Italy)(c)	0.26%		05/04/2021	12,200	12,193,937
Suncor Energy, Inc. (Canada)(c)	0.30%		04/06/2021	34,000	33,993,002
Suncor Energy, Inc. (Canada)(c)	0.25%		05/04/2021	22,000	21,990,583
					92,571,228

Integrated Telecommunication Services-1.78%
AT&T, Inc.(c)	0.37%		10/21/2021	16,750	16,718,463
AT&T, Inc.(c)	0.38%		11/16/2021	14,000	13,968,498
AT&T, Inc.(c)	0.38%		11/18/2021	15,000	14,965,771
AT&T, Inc.(c)	0.42%		12/15/2021	6,475	6,458,456
AT&T, Inc.(c)	0.40%		12/16/2021	20,000	19,948,725
					72,059,913

Managed Health Care-1.36%
Humana, Inc.(c)	0.25%		03/22/2021	13,150	13,145,424
Humana, Inc.(c)	0.25%		03/25/2021	10,000	9,996,070
Humana, Inc.(c)	0.23%		04/14/2021	15,000	14,989,503
Humana, Inc.(c)	0.25%		04/26/2021	17,000	16,984,844
					55,115,841

Movies & Entertainment-0.49%
Walt Disney Co. (The)(c)	0.71%		04/23/2021	20,000	19,993,156

Multi-Utilities-2.00%
Dominion Energy, Inc.(c)	0.22%		04/26/2021	18,825	18,818,120
Engie S.A. (France)(c)	0.28%		05/17/2021	12,000	11,994,880
Engie S.A. (France)(c)	0.20%		05/21/2021	25,000	24,988,742
Public Service Enterprise Group, Inc.(c)	0.30%		03/08/2021	25,000	24,998,965
					80,800,707

Oil & Gas Refining & Marketing-2.22%
Marathon Petroleum Corp.(c)	0.45	%-0.65%	03/31/2021	50,000	49,990,834
Motiva Enterprises LLC	0.21%		03/04/2021	40,000	39,999,033
					89,989,867

Oil & Gas Storage & Transportation-4.09%
Energy Transfer Operating L.P.(c)	0.50%		03/01/2021	63,600	63,598,044
Plains All American Pipeline L.P.(c)	0.65%		03/19/2021	28,000	27,997,338
Plains Midstream Canada ULC (Canada)(c)	0.55%		03/02/2021	24,600	24,598,784
Plains Midstream Canada ULC (Canada)(c)	0.55%		03/04/2021	49,500	49,496,328
					165,690,494

Packaged Foods & Meats-1.98%
Campbell Soup Co.(c)	0.75%		03/01/2021	10,000	9,999,879
Smithfield Foods, Inc.(c)	0.30%		03/01/2021	25,000	24,999,231
Smithfield Foods, Inc.(c)	0.33%		03/11/2021	16,000	15,997,793
Smithfield Foods, Inc.(c)	0.32%		03/19/2021	18,400	18,395,782
Smithfield Foods, Inc.(c)	0.35%		03/24/2021	10,000	9,997,111

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                    Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Packaged Foods & Meats-(continued)
Smithfield Foods, Inc.(c)	0.35%	03/25/2021	$900	$899,739
				80,289,535

Pharmaceuticals-0.37%
Viatris, Inc.(c)	0.70%	03/22/2021	15,000	14,995,230

Specialized Finance-0.93%
MUL Asset Finance Corp. (Japan)(c)	0.39%	03/01/2021	10,000	9,999,855
MUL Asset Finance Corp. (Japan)(c)	0.28%	03/12/2021	25,000	24,997,237
MUL Asset Finance Corp. (Japan)(c)	0.25%	03/24/2021	2,700	2,699,433
				37,696,525

Specialty Chemicals-0.09%
Sherwin-Williams Co. (The)(c)	0.22%	03/31/2021	3,700	3,699,671

Tobacco-0.45%
BAT International Finance PLC (United Kingdom)(c)	0.37%	04/26/2021	18,000	17,993,422
Total Commercial Paper (Cost $1,543,158,009)				1,543,400,749

Asset-Backed Securities-6.59%
Auto Loans/Leases-4.03%
ARI Fleet Lease Trust; Series 2020-A, Class A2(c)	1.77%	08/15/2028	4,697	4,739,021
BMW Vehicle Owner Trust; Series 2020-A, Class A2	0.39%	02/27/2023	3,377	3,379,987
CarMax Auto Owner Trust; Series 2019-2, Class A2A	2.69%	07/15/2022	96	96,305
Chesapeake Funding II LLC (Canada);
Series 2017-3A, Class A2 (1 mo. USD LIBOR + 0.34%)(b)(c)	0.45%	08/15/2029	158	158,498
Series 2017-4A, Class A1(c)	2.12%	11/15/2029	353	354,156
Series 2018-3A, Class A1(c)	3.39%	01/15/2031	3,307	3,399,985
Series 2019-1A, Class A1(c)	2.94%	04/15/2031	3,053	3,096,296
Series 2018-1A, Class A2 (1 mo. USD LIBOR + 0.45%)(b)(c)	0.56%	04/15/2030	4,779	4,781,142
Series 2020-1A, Class A2 (1 mo. USD LIBOR + 0.65%)(b)(c)	0.76%	08/16/2032	4,378	4,415,502
Enterprise Fleet Financing LLC;
Series 2019-1, Class A2(c)	2.98%	10/20/2024	3,593	3,639,263
Series 2020-2, Class A2(c)	0.61%	07/20/2026	20,000	20,073,504
Ford Credit Auto Owner Trust; Series 2020-B, Class A2	0.50%	02/15/2023	6,472	6,480,835
HPEFS Equipment Trust;
Series 2020-1A, Class A2(c)	1.73%	02/20/2030	3,973	3,997,563
Series 2020-2A, Class A2(c)	0.65%	07/22/2030	10,692	10,711,263
Mercedes-Benz Auto Receivables Trust; Series 2020-1, Class A2	0.46%	03/15/2023	4,694	4,699,930
NextGear Floorplan Master Owner Trust;
Series 2019-1A, Class A1 (1 mo. USD LIBOR + 0.65%)(b)(c)	0.76%	02/15/2024	12,750	12,798,321
Series 2019-2A, Class A1 (1 mo. USD LIBOR + 0.70%)(b)(c)	0.81%	10/15/2024	10,000	10,093,632
Nissan Auto Lease Trust; Series 2020-B, Class A2	0.34%	12/15/2022	6,500	6,505,358
Santander Retail Auto Lease Trust;
Series 2019-B, Class A2B (1 mo. USD LIBOR + 0.36%)(b)(c)	0.47%	04/20/2022	2,900	2,901,598
Series 2019-C, Class A2B (1 mo. USD LIBOR + 0.34%)(b)(c)	0.45%	09/20/2022	5,194	5,199,109
Series 2020-B, Class A2(c)	0.42%	11/20/2023	14,500	14,526,719
Tesla Auto Lease Trust;
Series 2019-A, Class A2(c)	2.13%	04/20/2022	11,407	11,499,715
Series 2020-A, Class A2(c)	0.55%	05/22/2023	1,918	1,922,317
Volkswagen Auto Loan Enhanced Trust; Series 2020-1, Class A2A	0.93%	12/20/2022	3,292	3,299,095
Volvo Financial Equipment LLC; Series 2018-1A, Class A3(c)	2.54%	02/15/2022	654	655,160
Volvo Financial Equipment Master Owner Trust; Series 2018-A, Class A (1 mo. USD LIBOR + 0.52%)(b)(c)	0.63%	07/17/2023	11,300	11,330,507
Wheels SPV 2 LLC; Series 2020-1A, Class A2(c)	0.51%	08/20/2029	8,300	8,322,793
				163,077,574

Collateralized Mortgage Obligations-0.09%
MMAF Equipment Finance LLC; Series 2020-A, Class A2(c)	0.74%	04/09/2024	3,500	3,516,346

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                    Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Consumer Finance-0.30%
American Express Credit Account Master Trust; Series 2019-1, Class A	2.87%	10/15/2024	$12,000	$12,356,012

Credit Cards-1.13%
Capital One Multi-Asset Execution Trust; Series 2019-A1, Class A1	2.84%	12/15/2024	12,000	12,303,172
Citibank Credit Card Issuance Trust; Series 2016-A3, Class A3 (1 mo. USD LIBOR + 0.49%)(b)	0.61%	12/07/2023	15,500	15,554,857
Discover Card Execution Note Trust; Series 2019-A2, Class A (1 mo. USD LIBOR + 0.27%)(b)	0.38%	12/15/2023	7,500	7,514,290
Evergreen Credit Card Trust (Canada); Series 2019-3, Class A (1 mo. USD LIBOR + 0.37%)(b)(c)	0.48%	10/16/2023	10,200	10,216,589
				45,588,908

Equipment Leasing-0.47%
Dell Equipment Finance Trust;
Series 2019-2, Class A2(c)	1.95%	12/22/2021	4,742	4,765,783
Series 2020-2, Class A2(c)	0.47%	10/24/2022	7,250	7,261,130
MMAF Equipment Finance LLC;
Series 2019-A, Class A2(c)	2.84%	01/10/2022	513	513,692
Series 2020-BA, Class A2(c)	0.38%	08/14/2023	3,000	3,003,265
Transportation Finance Equipment Trust; Series 2019-1, Class A2(c)	1.90%	01/24/2022	3,423	3,436,716
				18,980,586

Specialized Finance-0.57%
Navient Private Education Refi Loan Trust; Series 2020-FA, Class A(c)	1.22%	07/15/2069	5,092	5,139,722
Navient Student Loan Trust;
Series 2017-4A, Class A2 (1 mo. USD LIBOR + 0.50%)(b)(c)	0.62%	09/27/2066	12,794	12,832,602
Series 2019-2A, Class A1 (1 mo. USD LIBOR + 0.27%)(b)(c)	0.39%	02/27/2068	2,182	2,184,882
SoFi Professional Loan Program LLC; Series 2019-B, Class A1FX(c)	2.78%	08/17/2048	21	20,710
SoFi Professional Loan Program Trust; Series 2020-A, Class A1FX(c)	2.06%	05/15/2046	3,079	3,099,919
				23,277,835
Total Asset-Backed Securities (Cost $265,223,750)				266,797,261

U.S. Treasury Securities-2.84%
U.S. Treasury Bills-2.35%(e)
U.S. Treasury Bills	0.12%	03/04/2021	4,900	4,899,993
U.S. Treasury Bills	0.08%	04/08/2021	25,000	24,999,175
U.S. Treasury Bills	0.14%	07/15/2021	12,500	12,498,347
U.S. Treasury Bills	0.13%	08/12/2021	500	499,901
U.S. Treasury Bills	0.10%	12/30/2021	31,300	31,282,908
U.S. Treasury Bills	0.05%	01/27/2022	20,800	20,788,011
				94,968,335

U.S. Treasury Notes-0.49%
U.S. Treasury Notes	0.19%	02/15/2024	20,000	19,914,844
Total U.S. Treasury Securities (Cost $114,841,241)				114,883,179

Certificates of Deposit-0.60%
Diversified Banks-0.60%
Cooperatieve Rabobank U.A. (Netherlands); Series B (3 mo. USD LIBOR + 0.30%)(b)	0.53%	06/17/2021	15,000	15,014,847
Swedbank AB (Sweden) (3 mo. USD LIBOR + 0.40%)(b)	0.61%	04/27/2021	9,000	9,005,947
Total Certificates of Deposit (Cost $23,999,285)				24,020,794
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-96.39% (Cost $3,887,195,260)				3,900,430,020

			Repurchase Amount

Repurchase Agreements-4.56%(f)
Citigroup Global Markets, Inc., joint open agreement dated 02/18/2021 (collateralized by domestic and foreign corporate obligations valued at $55,000,001; 1.60% -9.88%; 04/01/2022 - 06/01/2036)(g)	0.46%	-	-	30,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                    Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Repurchase Amount	Value

Citigroup Global Markets, Inc., joint open agreement dated 03/17/2020 (collateralized by a domestic non-agency mortgage-backed security and domestic and foreign corporate obligations valued at $288,732,658; 0.00% - 30.00%; 03/10/2021 -06/05/2115)(g)	0.67%	-	$-	$40,000,000

J.P. Morgan Securities LLC, open agreement dated 03/02/2020 (collateralized by domestic non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $12,600,000; 0.10% - 6.25%; 01/15/2027 - 11/25/2058)(g)	0.54%	-	-	12,000,000

Nomura Securities International, Inc., joint term agreement dated 02/26/2021, aggregate maturing value of $50,000,000 (collateralized by domestic non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $55,000,001; 0.00% - 7.92%; 04/17/2030 - 11/25/2059(b)	0.89%	06/30/2021	25,000,000	25,000,000

Societe Generale, joint term agreement dated 08/05/2020, aggregate maturing value of $100,000,000 (collateralized by domestic and foreign non-agency asset-backed securities, domestic non-agency mortgage-backed securities, domestic and foreign corporate obligations valued at $109,832,845; 0.00% - 12.25%; 06/25/2021 -10/07/2079)(b)	0.71%	04/22/2021	50,000,000	50,000,000

Truist Securities, joint term agreement dated 02/03/2021, aggregate maturing value of $60,025,000 (collateralized by domestic corporate obligations valued at $65,926,720; 1.38% - 10.50%; 09/15/2021 - 03/01/2050)(h)	0.50%	03/05/2021	27,511,458	27,500,000

Total Repurchase Agreements (Cost $184,500,000)				184,500,000

TOTAL INVESTMENTS IN SECURITIES-100.95% (Cost $4,071,695,260)				4,084,930,020

OTHER ASSETS LESS LIABILITIES-(0.95)%				(38,419,214)

NET ASSETS-100.00%				$4,046,510,806

Investment Abbreviations:

LIBOR	-London Interbank Offered Rate
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2021.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2021 was $2,317,728,859, which represented 57.28% of the Fund’s Net Assets.

(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

Portfolio Composition

By security type, based on Total Investments

as of February 28, 2021

U.S. Dollar Denominated Bonds & Notes	47.8%
Commercial Paper	37.8
Asset-Backed Securities	6.5
Repurchase Agreements	4.5
U.S. Treasury Securities	2.8
Certificates of Deposit	0.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                    Invesco Conservative Income Fund

Statement of Assets and Liabilities

February 28, 2021

(Unaudited)

Assets:
Investments in securities, excluding repurchase agreements, at value (Cost $3,887,195,260)	$3,900,430,020
Repurchase agreements, at value and cost	184,500,000
Receivable for:
Fund shares sold	10,531,923
Interest	7,020,222
Investment for trustee deferred compensation and retirement plans	47,000
Other assets	251,943
Total assets	4,102,781,108

Liabilities:
Payable for:
Investments purchased	37,949,863
Fund shares reacquired	16,245,381
Amount due custodian	168,792
Dividends	23,363
Accrued fees to affiliates	1,753,378
Accrued trustees’ and officers’ fees and benefits	4,772
Accrued operating expenses	77,753
Trustee deferred compensation and retirement plans	47,000
Total liabilities	56,270,302
Net assets applicable to shares outstanding	$4,046,510,806

Net assets consist of:
Shares of beneficial interest	$4,034,214,929
Distributable earnings	12,295,877
$4,046,510,806

Net Assets:
Class A	$1,073,279,351
Class Y	$583,847,563
Institutional Class	$2,388,746,303
Class R6	$637,589

Shares outstanding, no par value, unlimited number of shares authorized:
Class A	106,414,258
Class Y	57,901,693
Institutional Class	236,891,489
Class R6	63,160
Class A:
Net asset value and offering price per share	$10.09
Class Y:
Net asset value and offering price per share	$10.08
Institutional Class:
Net asset value and offering price per share	$10.08
Class R6:
Net asset value and offering price per share	$10.09

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                    Invesco Conservative Income Fund

Statement of Operations

For the six months ended February 28, 2021

(Unaudited)

Investment income:
Interest	$15,313,891

Expenses:
Advisory fees	4,194,586

Administrative services fees	266,068

Custodian fees	13,855

Distribution fees:
Class A	454,238

Transfer agent fees - Class A	205,895

Transfer agent fees - Class Y	112,316

Transfer agent fees - Institutional Class	102,322

Transfer agent fees - Class R6	88

Trustees’ and officers’ fees and benefits	26,999

Registration and filing fees	265,081

Reports to shareholders	60,946

Professional services fees	58,492

Other	58,585

Total expenses	5,819,471

Less: Fees waived and expenses reimbursed	(448,771)

Net expenses	5,370,700

Net investment income	9,943,191

Realized and unrealized gain (loss) from:
Net realized gain from unaffiliated investment securities	663,722

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(4,123,339)

Net realized and unrealized gain (loss)	(3,459,617)

Net increase in net assets resulting from operations	$6,483,574

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                    Invesco Conservative Income Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2021 and the year ended August 31, 2020

(Unaudited)

	February 28, 2021	August 31, 2020
Operations:
Net investment income	$9,943,191	$46,927,687

Net realized gain	663,722	124,203

Change in net unrealized appreciation (depreciation)	(4,123,339)	7,801,743

Net increase in net assets resulting from operations	6,483,574	54,853,633

Distributions to shareholders from distributable earnings:
Class A	(1,980,955)	(11,049,218)

Class Y	(1,451,546)	(3,136,095)

Institutional Class	(6,609,929)	(32,549,704)

Class R6	(1,038)	(1,208)

Total distributions from distributable earnings	(10,043,468)	(46,736,225)

Share transactions-net:
Class A	251,204,371	184,046,567

Class Y	136,181,002	446,555,894

Institutional Class	214,757,100	256,163,481

Class R6	515,185	120,739

Net increase in net assets resulting from share transactions	602,657,658	886,886,681

Net increase in net assets	599,097,764	895,004,089

Net assets:
Beginning of period	3,447,413,042	2,552,408,953

End of period	$4,046,510,806	$3,447,413,042

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                    Invesco Conservative Income Fund

Financial Highlights

February 28, 2021

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 02/28/21	$10.10	$0.02	$(0.01)	$0.01	$(0.02)	$(0.00)	$(0.02)	$10.09	0.12%	$1,073,279	0.40	%(d)	0.41	%(d)	0.43	%(d)	28%
Year ended 08/31/20	10.05	0.16	0.05	0.21	(0.16)	-	(0.16)	10.10	2.16	822,964	0.40		0.45		1.60		42
Year ended 08/31/19	10.02	0.25	0.03	0.28	(0.25)	-	(0.25)	10.05	2.82	636,809	0.40		0.49		2.50		18
Period ended 08/31/18(e)	10.00	0.08	0.03	0.11	(0.09)	-	(0.09)	10.02	1.09	156,651	0.40	(f)	0.47	(f)	1.84	(f)	35
Class Y
Six months ended 02/28/21	10.09	0.03	(0.01)	0.02	(0.03)	(0.00)	(0.03)	10.08	0.20	583,848	0.25	(d)	0.31	(d)	0.58	(d)	28
Period ended 08/31/20(g)	10.04	0.13	0.03	0.16	(0.11)	-	(0.11)	10.09	1.64	448,154	0.28	(f)	0.32	(f)	1.72	(f)	42
Institutional Class
Six months ended 02/28/21	10.09	0.03	(0.01)	0.02	(0.03)	(0.00)	(0.03)	10.08	0.19	2,388,746	0.26	(d)	0.28	(d)	0.57	(d)	28
Year ended 08/31/20	10.04	0.18	0.05	0.23	(0.18)	-	(0.18)	10.09	2.29	2,176,172	0.27		0.27		1.73		42
Year ended 08/31/19	10.01	0.26	0.03	0.29	(0.26)	-	(0.26)	10.04	2.93	1,915,600	0.30		0.31		2.60		18
Year ended 08/31/18	10.02	0.19	(0.01)	0.18	(0.19)	-	(0.19)	10.01	1.77	723,926	0.30		0.36		1.94		35
Year ended 08/31/17	10.02	0.12	0.00	0.12	(0.12)	(0.00)	(0.12)	10.02	1.23	288,308	0.28		0.41		1.22		61
Year ended 08/31/16	9.99	0.09	0.02	0.11	(0.08)	-	(0.08)	10.02	1.08	104,692	0.28		0.59		0.87		84
Class R6
Six months ended 02/28/21	10.11	0.03	(0.02)	0.01	(0.03)	(0.00)	(0.03)	10.09	0.09	638	0.25	(d)	0.32	(d)	0.58	(d)	28
Period ended 08/31/20(h)	10.05	0.05	0.04	0.09	(0.03)	-	(0.03)	10.11	0.90	123	0.25	(f)	0.29	(f)	1.75	(f)	42

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $916,011, $499,687, $2,292,429 and $370 for Class A, Class Y, Institutional Class and Class R6 shares, respectively.
(e)	Commencement date of April 2, 2018.
(f)	Annualized.
(g)	Commencement date of December 10, 2019.
(h)	Commencement date of May 15, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                    Invesco Conservative Income Fund

Notes to Financial Statements

February 28, 2021

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Conservative Income Fund (the “Fund”) is a series portfolio of Invesco Management Trust (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to provide capital preservation and current income while maintaining liquidity.

The Fund currently consists of four different classes of shares: Class A, Class Y, Institutional Class and Class R6. Class A, Class Y, Institutional Class and Class R6 shares are sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/ or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total

17                    Invesco Conservative Income Fund

returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

LIBOR Risk - The Fund may invest in financial instruments that utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.

K.

Other Risks - The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $1 billion	0.25%

Over $ 1 billion	0.22%

For the six months ended February 28, 2021, the effective advisory fees incurred by the Fund was 0.23%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate

18                    Invesco Conservative Income Fund

sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through May 31, 2021, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class Y, Institutional Class and Class R6 shares to 0.40%, 0.25%, 0.30% and 0.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). Effective June 1, 2021 through at least December 31, 2021, the Adviser has contractually agreed, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement of Class A, Class Y, Institutional Class and Class R6 shares to 0.40%, 0.30%, 0.30% and 0.30%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Further, the Adviser has contractually agreed, through at least June 30, 2022, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 28, 2021, the Adviser waived advisory fees of $336,367 and reimbursed class level expenses of $0, $112,316, $0 and $88 of Class A, Class Y, Institutional Class and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as custodian and fund accountant and provides certain administrative services to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund. For the six months ended February 28, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.10% of the Fund’s average daily net assets of Class A shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.10% of the average daily net assets of Class A shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. For the six months ended February 28, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3-Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2021, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4-Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund.

NOTE 5-Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with BNY Mellon, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund’s total assets.

NOTE 6-Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

19                    Invesco Conservative Income Fund

The Fund had a capital loss carryforward as of August 31, 2020, as follows:

	Capital Loss Carryforward*

Expiration		Short-Term	Long-Term	Total

Not subject to expiration		$836,144	$993,762	$1,829,906

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7-Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2021 was $649,098,846 and $479,084,493, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $30,136,443 and $50,214,473, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$13,524,760

Aggregate unrealized (depreciation) of investments	(291,062)

Net unrealized appreciation of investments	$13,233,698

Cost of investments for tax purposes is $4,071,696,322.

NOTE 8-Share Information

		Summary of Share Activity

	Six months ended		Year ended
	February 28, 2021(a)		August 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Class A	55,354,159	$558,529,815	77,145,331	$775,637,678

Class Y(b)	27,563,306	278,112,013	60,415,575	606,993,540

Institutional Class	100,647,878	1,015,529,086	229,965,235	2,310,890,614

Class R6(c)	124,187	1,254,293	3,275	33,075

Issued as reinvestment of dividends:
Class A	136,700	1,379,306	731,067	7,342,681

Class Y(b)	118,609	1,196,602	264,356	2,655,951

Institutional Class	382,643	3,860,384	2,021,601	20,303,749

Class R6(c)	79	795	97	984

Issued in connection with acquisitions:(d)
Class A	-	-	1,033,619	10,385,540

Class Y(b)	-	-	2,903,298	29,167,724

Class R6(c)	-	-	43,297	435,374

Reacquired:
Class A	(30,594,723)	(308,704,750)	(60,775,054)	(609,319,332)

Class Y(b)	(14,185,331)	(143,127,613)	(19,178,120)	(192,261,321)

Institutional Class	(79,746,821)	(804,632,370)	(207,082,456)	(2,075,030,882)

Class R6(c)	(73,251)	(739,903)	(34,524)	(348,694)

Net increase in share activity	59,727,435	$602,657,658	87,456,597	$886,886,681

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 71% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date of December 10, 2019.
(c)	Commencement date of May 15, 2020.
(d)

After the close of business on May 15, 2020, the Fund acquired all the net assets of Invesco Oppenheimer Ultra-Short Duration Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on February 14, 2020. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 3,980,214 shares of the Fund for 8,007,337 shares outstanding of the Target Fund as of the close of business on May 15, 2020. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, May 15, 2020. The Target Fund’s net assets as of the close of business on May 15, 2020 of $39,988,638, including $63,687 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $2,709,611,128 and $2,749,599,766 immediately after the acquisition.

The pro forma results of operations for the year ended August 31, 2020 assuming the reorganization had been completed on September 1, 2019, the beginning of the annual reporting period are as follows:

20                    Invesco Conservative Income Fund

Net investment income	$48,143,521

Net realized and unrealized gains	7,914,087

Change in net assets resulting from operations	$56,057,608

As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since May 16, 2020.

NOTE 9-Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

21                    Invesco Conservative Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2020 through February 28, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
Class	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
A	$1,000.00	$1,001.20	$1.98	$1,022.81	$2.01	0.40%
Y	1,000.00	1,002.00	1.24	1,023.55	1.25	0.25
Institutional	1,000.00	1,001.90	1.29	1,023.51	1.30	0.26
R6	1,000.00	1,000.90	1.24	1,023.55	1.25	0.25

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2020 through February 28, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

22                    Invesco Conservative Income Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-22957 and 333-195218	Invesco Distributors, Inc.	CINC-SAR-1

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of April 19, 2021, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of April 19, 2021, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Management Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date: May 7, 2021

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date: May 7, 2021

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date: May 7, 2021